Commitments	12 Months Ended
Dec. 31, 2013
Commitments Disclosure [Abstract]
Commitments
Commitments
The annual future minimum lease payments for heavy equipment, office equipment and premises in respect of operating leases, excluding contingent rentals, for the next five years and thereafter are as follows:

For the year ending December 31,
2014	$19,750
2015	8,321
2016	4,700
2017	4,465
2018 and thereafter	21,406
$58,642

Total contingent rentals on operating leases consisting principally of recovery charges in excess of minimum contracted amounts for the years ended December 31, 2013 and 2012 amounted to $249 and $1,912, respectively.